Salt Low truBetaTM US Market ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.5%
	Communications - 5.0%
2,864	AT&T, Inc.	$83,486
1,584	Omnicom Group, Inc.	86,962
1,136	T-Mobile US, Inc. (a)	95,310
1,840	Verizon Communications, Inc.	98,863
944	Walt Disney Company	91,190
		455,811
	Consumer Discretionary - 5.4%
1,536	Darden Restaurants, Inc.	83,651
1,600	Dunkin’ Brands Group, Inc.	84,960
560	McDonald’s Corporation	92,596
4,480	Nordstrom, Inc.	68,723
2,064	Service Corporation International	80,723
1,248	Yum! Brands, Inc.	85,525
		496,178
	Consumer Staples - 27.5% (b)
2,480	Altria Group, Inc.	95,902
2,832	Archer-Daniels-Midland Company	99,630
1,840	Brown-Forman Corporation - Class B	102,138
2,000	Campbell Soup Company	92,320
1,552	Church & Dwight Company, Inc.	99,607
592	Clorox Company	102,564
2,048	Coca-Cola Company	90,624
1,392	Colgate-Palmolive Company	92,373
3,984	Conagra Brands, Inc.	116,890
320	Costco Wholesale Corporation	91,242
672	Dollar General Corporation	101,479
576	Estee Lauder Companies, Inc. - Class A	91,780
1,856	General Mills, Inc.	97,941
704	Hershey Company	93,280
2,304	Hormel Foods Corporation	107,459
1,568	Kellogg Company	94,064
4,224	Keurig Dr Pepper, Inc.	102,516
736	Kimberly-Clark Corporation	94,112
3,248	Kroger Company	97,830
2,320	Molson Coors Beverage Company - Class B	90,503
1,952	Mondelez International, Inc. - Class A	97,756
768	PepsiCo, Inc.	92,237
1,248	Philip Morris International, Inc.	91,054
864	Procter & Gamble Company	95,040
2,144	Sysco Corporation	97,831
1,856	Tyson Foods, Inc. - Class A	107,407
		2,535,579

	Energy - 1.0%
2,592	Exxon Mobil Corporation	98,418
		98,418
	Financials - 20.0%
8,160	AGNC Investment Corporation	86,333
1,072	Allstate Corporation	98,335
3,584	American Homes 4 Rent - Class A	83,149
10,880	Apple Hospitality REIT, Inc.	99,770
2,480	Brown & Brown, Inc.	89,826
528	CME Group, Inc.	91,296
3,168	Cousins Properties, Inc.	92,727
624	Crown Castle International Corporation	90,106
3,488	CubeSmart	93,443
672	Digital Realty Trust, Inc.	93,348
3,120	Duke Realty Corporation	101,026
2,864	Fidelity National Financial, Inc.	71,256
752	Fidelity National Information Services, Inc.	91,473
1,520	Lamar Advertising Company - Class A	77,946
1,008	Marsh & McLennan Companies, Inc.	87,152
16,368	MFA Financial, Inc.	25,370
1,248	Progressive Corporation	92,152
1,376	Realty Income Corporation	68,607
5,456	Starwood Property Trust, Inc.	55,924
2,208	Vornado Realty Trust	79,952
1,936	Welltower, Inc.	88,630
4,480	Western Union Company	81,222
		1,839,043
	Health Care - 14.5%
1,232	Baxter International, Inc.	100,026
1,792	Bristol-Myers Squibb Company	99,886
1,584	Centene Corporation (a)	94,105
1,664	CVS Health Corporation	98,725
720	Eli Lilly & Company	99,878
2,416	Hologic, Inc. (a)	84,802
736	Johnson & Johnson	96,512
1,120	Medtronic plc	101,002
1,280	Merck & Company, Inc.	98,483
3,040	Pfizer, Inc.	99,226
1,024	Quest Diagnostics, Inc.	82,227
656	ResMed, Inc.	96,622
352	UnitedHealth Group, Inc.	87,782
784	Zoetis, Inc.	92,269
		1,331,545

	Industrials - 1.9%
1,168	Republic Services, Inc.	87,670
944	Waste Management, Inc.	87,377
		175,047
	Materials - 3.0%
480	Air Products & Chemicals, Inc.	95,813
544	Ecolab, Inc.	84,771
3,824	Sealed Air Corporation	94,491
		275,075
	Technology - 5.0%
1,536	Black Knight, Inc. (a)	89,180
864	Citrix Systems, Inc.	122,299
4,192	Cypress Semiconductor Corporation	97,758
640	Motorola Solutions, Inc.	85,069
12,208	Sabre Corporation	72,393
		466,699
	Utilities - 16.2%
1,920	Alliant Energy Corporation	92,717
1,152	American Electric Power Company, Inc.	92,137
6,288	CenterPoint Energy, Inc.	97,149
1,584	CMS Energy Corporation	93,060
1,104	Consolidated Edison, Inc.	86,112
1,264	Dominion Energy, Inc.	91,248
1,168	Duke Energy Corporation	94,468
1,840	Edison International	100,814
1,088	Eversource Energy	85,092
2,736	Exelon Corporation	100,712
2,384	FirstEnergy Corporation	95,527
3,632	PPL Corporation	89,638
2,256	Public Service Enterprise Group, Inc.	101,317
1,840	Southern Company	99,618
976	WEC Energy Group, Inc.	86,015
1,504	Xcel Energy, Inc.	90,691
		1,496,315
	TOTAL COMMON STOCKS (Cost $10,596,167)	9,169,710

	SHORT-TERM INVESTMENTS - 0.5%
49,615	First American Government Obligations Fund, Class X, 0.43% (c)	49,615
	TOTAL SHORT-TERM INVESTMENTS (Cost $49,615)	49,615
	TOTAL INVESTMENTS - 100.0% (Cost $10,645,782)	9,219,325
	Liabilities in Excess of Other Assets - (0.0)% (d)	(4,534)
	NET ASSETS - 100.0%	$9,214,791

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Adviser.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of March 31, 2020.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Salt Low truBetaTM US Market ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,169,710	$-	$-	$9,169,710
Short-Term Investments	49,615	-	-	49,615
Total Investments	$9,219,325	$-	$-	$9,219,325

^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended March 31, 2020, the Fund did not recognize any transfers to or from Level 3.